Restatement (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and due from banks	$ 17,700,574	$ 12,334,358		$ 18,535,302
Cash and cash equivalents	18,693,431	13,312,915	$ 16,679,789	20,192,839	$ 12,583,313
Deferred income taxes	1,026,476	1,029,019		1,220,105
Other assets	794,394	2,524,842		1,028,162
Total assets	398,620,790	379,831,359		345,309,996
Retained earnings	13,696,656	12,713,099		9,960,410
Total stockholders' equity	39,999,737	39,012,277	$ 37,415,669	36,223,361	$ 32,702,470
Total liabilities and stockholders' equity	$ 398,620,790	379,831,359		$ 345,309,996
As previously reported [Member]
Cash and due from banks		13,504,081
Cash and cash equivalents		14,482,638
Deferred income taxes		1,420,891
Other assets		1,356,982
Total assets		380,225,094
Retained earnings		13,106,834
Total stockholders' equity		39,406,012
Total liabilities and stockholders' equity		380,225,094
Restatement adjustment [Member]
Cash and due from banks		(1,169,723)
Cash and cash equivalents		(1,169,723)
Deferred income taxes		(391,872)
Other assets		1,167,860
Total assets		(393,735)
Retained earnings		(393,735)
Total stockholders' equity		(393,735)
Total liabilities and stockholders' equity		$ (393,735)